Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Commitments

		UNITED STATES DOLLAR
		2020	2019
34.	COMMITMENTS
	Capital expenditure
	Contracted for 1	514.7	47.9

	Leases
	Contracted for 2	—	33.4

Schedule of Lease Contracts

Lease contracts	Undiscounted lease liabilities 3	Non-lease elements 4	Fully variable lease payments 5	Total
2020
- within one year	88.4	126.0	583.0	797.4
- later than one and not later than five years	228.7	296.3	1,506.3	2,031.3
- later than five years	261.2	75.9	—	337.1

	578.3	498.2	2,089.3	3,165.8

2019
- within one year	63.9	98.7	502.3	664.9
- later than one and not later than five years	178.2	290.1	1,410.3	1,878.6
- later than five years	205.3	83.3	21.7	310.3

	447.4	472.1	1,934.3	2,853.8